CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Beginning Balance	$ (5,123,907)	$ (5,391,902)
Beginning Balance, Shares	19,837,642
Investment in new subsidiaries	$ 4,666,298	86,010
Additional paid-in capital	2,064,069	27,679
Statutory reserve	778,540
Net loss	(753,040)	(203,259)
Foreign currency translation adjustment	464,219	357,564
Ending Balance	$ 2,096,179	$ (5,123,907)
Ending Balance, Shares	19,837,642	19,837,642
Common Stock
Beginning Balance	$ 1,984	$ 1,984
Beginning Balance, Shares	19,837,642	19,837,642
Investment in new subsidiaries	$ 0	$ 0
Additional paid-in capital	0	0
Statutory reserve	0
Net loss	0	0
Foreign currency translation adjustment	0	0
Ending Balance	$ 1,984	$ 1,984
Ending Balance, Shares	19,837,642	19,837,642
Additional Paid-in Capital
Beginning Balance	$ 211,962,111	$ 211,934,432
Investment in new subsidiaries	0	0
Additional paid-in capital	2,064,069	27,679
Statutory reserve	0
Net loss	0	0
Foreign currency translation adjustment	0	0
Ending Balance	214,026,180	211,962,111
Accumulated Other Comprehensive Losses
Beginning Balance	(23,120,642)	(23,474,027)
Investment in new subsidiaries	0	0
Additional paid-in capital	0	0
Statutory reserve	0
Net loss	0	0
Foreign currency translation adjustment	369,317	353,385
Ending Balance	(22,751,325)	(23,120,642)
Statutory Reserve
Beginning Balance	4,687,085	4,687,085
Investment in new subsidiaries	0	0
Additional paid-in capital	0	0
Statutory reserve	778,540
Net loss	0	0
Foreign currency translation adjustment	0	0
Ending Balance	5,465,625	4,687,085
Accumulated Losses
Beginning Balance	(198,838,994)	(198,429,740)
Investment in new subsidiaries	0	0
Additional paid-in capital	0	0
Statutory reserve	0
Net loss	(216,611)	(409,254)
Foreign currency translation adjustment	0	0
Ending Balance	(199,055,605)	(198,838,994)
Noncontrolling Interest
Beginning Balance	184,549	(111,635)
Investment in new subsidiaries	4,666,298	86,010
Net loss	(536,429)	205,995
Foreign currency translation adjustment	94,902	4,179
Ending Balance	$ 4,409,320	$ 184,549